Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Loss Contingencies [Line Items]
Schedule of lease obligations

The five-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending June 30,	Operating Lease Amount
2022	$281,504
2023	265,505
2024	273,750
2025	164,238
2026	79,534
Thereafter	280,185
Total lease payments	1,344,716
Less: Interest	(208,642)
Present value of lease liabilities	$1,136,074
Less: present value of lease liabilities - discontinued operations	(1,136,074)
Present value of lease liabilities - continuing operations	—

Schedule of accrued potential losses	As of June 30, 2021, the amount of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
Leases	$49,950

Schedule of not accrued potential losses	As of June 30, 2021, the amount of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
Guarantees	$270,403

Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
Schedule of Guarantees

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,238,927	December 22, 2021